Deferred Compensation (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Compensation Payment Period	2015	2015
Deferred compensation	$ 215,012	$ 309,740	$ 215,011
Founder [Member]
Deferred compensation		$ 215,011